13F-HR
09/30/2009
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  November 16, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    62671

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105     3945    90000 SH       SOLE     01           90000        0        0
D BANK OF AMERICA CORP		 COMMON STOCK	  060505104	3469   205000 SH       SOLE     01          205000        0        0
D BJS WHOLESALE CLUB INC	 COMMON STOCK	  05548J106	2318    64000 SH       SOLE     01           64000        0        0
D BURGER KING HLDGS INC		 COMMON STOCK	  121208201	1064    60500 SH       SOLE     01           60500        0        0
D CANADIAN SOLOR INC		 COMMON STOCK	  136635109	 387    22500 SH       SOLE     01           22500        0        0
D CENTURY ALUM CO		 COMMON STOCK	  156431108	 514    55000 SH       SOLE     01           55000        0        0
D CITIGROUP INC			 COMMON STOCK	  172967101	 658   136000 SH       SOLE     01          136000        0        0
D CHINA SUNERGY CO LTD		 COMMON STOCK	  16942X104      372    86000 SH       SOLE     01           86000        0        0
D CLAYMORE EXCHANGE TRADED FD	 MAC GLOB SOLAR	  18383M621     1619   164000 SH       SOLE     01          164000        0        0
D CSX CORP			 COMMON STOCK	  126408103     2020    48250 SH       SOLE     01           48250        0        0
D DIRECTV GROUP INC		 COMMON STOCK	  25459L106	2543    92200 SH       SOLE     01           92200        0        0
D E M C CORP MASS		 COMMON STOCK	  268648102	1849   108500 SH       SOLE     01          108500        0        0
D E TRADE FINANCIAL CORP	 COMMON STOCK	  269246104	1759  1005000 SH       SOLE     01         1005000        0        0
D GREAT LAKES DREDGE & DOCK CO	 COMMON STOCK	  390607109     1396   200000 SH       SOLE     01          200000        0        0
D GOOGLE INC			 CL A		  38259P508	3719     7500 SH       SOLE     01            7500 	  0        0
D INTERNATIONAL GAME TECHNOLOY	 COMMON STOCK	  459902902     1074    50000 SH  CALL SOLE     01           50000        0        0
D JA SOLAR HOLDINGS CO LTD	 COMMON STOCK	  466090107	 496   123000 SH       SOLE     01          123000        0        0
D LIFE TIME FITNESS INC		 COMMON STOCK	  53217R207     2132    76000 SH       SOLE     01           76000        0        0
D LORILLARD INC			 COMMON STOCK     544147101     4309    58000 SH       SOLE     01           58000 	  0        0
D LAS VEGAS SANDS CORP		 COMMON STOCK	  517834107      589    35000 SH       SOLE     01           35000        0        0
D OWENS ILL INC			 COMMON STOCK	  690768403	1402    38000 SH       SOLE     01           38000        0        0
D POPULAR INC			 COMMON STOCK	  733174106	 991   350000 SH       SOLE     01          350000        0        0
D PROCTER & GAMBLE CO		 COMMON STOCK	  742718109     2896    50000 SH       SOLE     01           50000        0        0
D RENESOLA LTD			 COMMON STOCK	  75971T103      380    79000 SH       SOLE     01           79000        0        0
D SELECT SECTOR SPDR TR		 SBI INT-ENERGY	  81369Y506     6147   114000 SH       SOLE     01          114000        0        0
D SINA CORP			 COMMON STOCK	  G81477104      380    10000 SH       SOLE     01           10000        0        0
D SOHU CORP			 COMMON STOCK	  83408W103      688    10000 SH       SOLE     01           10000        0        0
D SOLARFUN POWER HOLDINGS CO L	 COMMON STOCK	  83415U108	 235    41000 SH       SOLE     01           41000        0        0
D SUNTECH PWR HLDGS CO LTD	 COMMON STOCK	  86800C104      471    31000 SH       SOLE     01           31000        0        0
D TELLABS INC    		 COMMON STOCK	  879664100	2374   343000 SH       SOLE     01          343000        0        0
D TRINA SOLAR LIMITED		 COMMON STOCK	  89628E104      402    12500 SH       SOLE     01           12500        0        0
D UNITED CMNTY BKS BLAIRSVLE G	 COMMON STOCK	  90984P105     1017   203398 SH       SOLE     01          203398 	  0        0
D UNION PAC CORP 		 COMMON STOCK	  907818108	1780    30500 SH       SOLE     01           30500        0        0
D WAL MART STORES INC 		 COMMON STOCK	  931142103	3878    79000 SH       SOLE     01           79000        0        0
D WELLS FARGO & CO NEW 		 COMMON STOCK	  949746101	2931   104000 SH       SOLE     01          104000        0        0
D YINGLI GREEN ENERGY HLDG CO	 COMMON STOCK	  98584B103      467    37500 SH       SOLE     01           37500        0        0


S REPORT SUMMARY                 36 DATA RECORDS               62671        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/09
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            36
               Total Records                   36
               Total Omitted                    0
Report Market Value x($1000)                62671
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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